Financial Instruments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Financial Instruments
Undiscounted contractual amount due out of surplus cash of subsidiary					$ 42,070	$ 54,641
Minimum expected repayment period of undiscounted contractual due	14 years
Difference between the carrying amount of the loan payable and the amount the Group would be contractually required to pay at maturity						$ 49,872
Credit risk
Financial Instruments
Payments for provisions				$ 40,677
Proceeds from risk mitigation assets related to guarantees				39,149
Recovery of credit loss				$ 35,121
Net reversal of credit loss		$ 21,812	$ 1,317
Provision for credit losses on guarantees	$ 3,134
Credit risk | Provision for credit commitments
Financial Instruments
Provision for credit loss		$ 833	$ 1,502
Bottom of range | Credit risk
Financial Instruments
Average contractual credit period for trade receivables	30 days
Top of range | Credit risk
Financial Instruments
Average contractual credit period for trade receivables	60 days
Average contractual credit period for sales	180 days